UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 28, 2019

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam Floating Rate Income Fund

The fund's portfolio
5/31/18 (Unaudited)

SENIOR LOANS (87.2%)(a)(c)
			Principal amount	Value

Automotive (0.8%)

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.43%, 11/6/24			$5,955,075	$5,989,811

				5,989,811
Broadcasting (3.2%)

CBS Radio, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 2.75%), 4.698%, 11/17/24			3,040,498	3,026,563

iHeartCommunications, Inc. bank term loan FRN Ser. D, (BBA LIBOR USD 3 Month + 6.75%), 9.052%, 1/30/19 (In default)(NON)			7,105,000	5,595,188

Sinclair Television Group, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.401%, 12/11/24			6,100,000	6,093,900

Townsquare Media, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 4/1/22			2,645,925	2,645,925

Tribune Media Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 1/27/24			1,944,702	1,944,702

Univision Communications, Inc. bank term loan FRN Ser. C5, (BBA LIBOR USD 3 Month + 2.75%), 4.651%, 3/15/24			5,756,651	5,545,571

				24,851,849
Building materials (1.6%)

American Builders & Contractors Supply Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.312%, 10/31/23			2,980,000	2,964,480

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.593%, 5/5/24			4,873,579	4,875,611

Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.907%, 7/24/24			4,976,247	4,994,908

				12,834,999
Capital goods (10.0%)

Advanced Disposal Services, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.001%, 11/10/23			3,655,922	3,666,301

Apergy Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.862%, 4/19/25			2,000,000	2,000,000

Berry Global Group, Inc. bank term loan FRN Ser. Q, (BBA LIBOR USD 3 Month + 2.00%), 3.82%, 10/1/22			2,975,802	2,982,777

Berry Global Group, Inc. bank term loan FRN Ser. R, (BBA LIBOR USD 3 Month + 2.00%), 3.82%, 1/19/24			990,000	993,713

Blount International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.157%, 4/12/23			997,500	1,008,722

BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.588%, 4/3/24			4,739,175	4,747,075

Casella Waste Systems, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.396%, 10/17/23			2,373,100	2,373,100

CD&R Waterworks Merger Sub, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.115%, 8/1/24			3,482,500	3,494,107

Consolidated Container Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.789%, 5/22/24			1,990,013	1,999,590

Filtration Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.312%, 3/29/25			3,000,000	3,013,125

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.052%, 3/31/24			5,071,468	5,092,387

GFL Environmental, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 5.105%, 5/31/25 (Canada)			546,961	546,961

GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.105%, 5/31/25 (Canada)			4,403,039	4,403,039

Manitowac Foodservice, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.651%, 3/3/23			2,787,718	2,792,945

RBS Global, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.211%, 8/21/24			2,485,000	2,493,543

Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.651%, 2/5/23			3,168,969	3,174,730

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/15/26			1,935,000	1,925,325

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/15/25			3,455,000	3,463,638

Terex Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.956%, 1/31/24			2,970,000	2,973,713

Thermon Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.657%, 10/30/24			2,243,750	2,254,969

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25			6,160,000	6,112,519

TransDigm, Inc. bank term loan FRN Ser. E, (BBA LIBOR USD 3 Month + 2.75%), 4.651%, 5/14/22			3,949,543	3,939,669

TransDigm, Inc. bank term loan FRN Ser. F, (BBA LIBOR USD 3 Month + 2.75%), 4.787%, 6/9/23			3,455,995	3,447,355

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.909%, 11/15/23			4,650,882	4,589,839

Wrangler Buyer Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 9/28/24			4,987,500	4,995,016

				78,484,158
Chemicals (4.8%)

Allnex USA, Inc. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 3.25%), 5.206%, 9/13/23			1,113,145	1,114,537

Allnex USA, Inc. bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.25%), 5.206%, 9/13/23			838,668	839,716

Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.319%, 1/31/24 (Netherlands)			1,000,000	1,000,000

Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 5.302%, 1/31/24			3,970,000	3,970,000

Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.081%, 6/1/24			1,000,000	1,000,135

KMG Chemicals, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.651%, 6/15/24			3,683,652	3,706,675

MacDermid, Inc. bank term loan FRN Ser. B6, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 6/7/23			1,539,383	1,547,080

MacDermid, Inc. bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 2.50%), 4.401%, 6/7/20			1,390,333	1,392,477

New Arclin US Holding Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.75%), 11.052%, 2/14/25			680,000	686,800

New Arclin US Holding Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.278%, 2/14/24			2,323,333	2,343,663

PQ Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.401%, 2/8/25			997,500	997,293

Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.734%, 7/31/22			2,130,000	2,124,010

Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.234%, 7/31/21			3,438,083	3,436,364

Trinseo Materials Operating SCA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.321%, 9/6/24 (Luxembourg)			2,447,700	2,451,780

Tronox Blocked Borrower, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.302%, 9/22/24			1,206,279	1,212,060

Tronox Pigments Holland BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.302%, 9/22/24			2,783,721	2,797,061

Univar USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.401%, 7/1/24			3,500,424	3,516,834

Venator Finance Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 8/8/24			2,985,000	3,007,388

				37,143,873
Commercial and consumer services (1.5%)

Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.506%, 5/26/24			3,391,594	3,419,857

Prime Security Services Borrower, LLC bank term loan FRN Class B, (BBA LIBOR USD 3 Month + 2.75%), 4.651%, 5/2/22			2,962,631	2,951,983

Sabre GLBL, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.984%, 2/22/24			997,500	996,409

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B , (BBA LIBOR USD 3 Month + 2.50%), 4.589%, 3/16/25			4,000,000	3,996,500

				11,364,749
Communication services (6.9%)

Altice SA bank term loan FRN Ser. B12, (BBA LIBOR USD 3 Month + 3.00%), 5.348%, 1/31/26			1,990,000	1,953,517

Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.151%, 7/28/25			3,965,038	3,950,169

Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.901%, 8/4/25			2,007,000	2,051,321

Asurion, LLC bank term loan FRN Ser. B6, (BBA LIBOR USD 3 Month + 2.75%), 4.734%, 11/3/23			2,354,924	2,363,755

CenturyLink, Inc. bank term loan FRN Ser. B, 4.651%, 1/31/25			4,987,500	4,920,702

Charter Communications Operating, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.91%, 4/30/25			4,224,413	4,230,221

Cogeco Communications USA II LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.38%), 4.276%, 8/2/24			3,500,000	3,489,500

CSC Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.169%, 6/15/25			3,760,787	3,741,005

Frontier Communications Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.66%, 6/15/24			2,992,462	2,944,583

Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%), 5.706%, 11/27/23			3,789,628	3,800,156

Intelsat Jackson Holdings SA bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 4.50%), 6.456%, 1/2/24			2,000,000	2,065,000

SFR Group SA bank term loan FRN Ser. B11, (BBA LIBOR USD 3 Month + 2.75%), 4.651%, 7/18/25			4,945,025	4,842,005

Sprint Communications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.438%, 2/2/24			6,430,025	6,427,344

Virgin Media Bristol, LLC bank term loan FRN Ser. K, (BBA LIBOR USD 3 Month + 2.50%), 4.419%, 1/15/26			2,500,000	2,492,188

WideOpenWest Finance, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.189%, 8/19/23			4,943,906	4,743,060

				54,014,526
Communications equipment (1.2%)

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.684%, 12/15/24			6,244,350	6,276,689

CommScope, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.901%, 12/29/22			2,836,000	2,842,205

				9,118,894
Computers (4.1%)

Dell International, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 3.91%, 9/7/23			6,712,670	6,704,876

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23			7,282,600	7,237,084

Solera, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.756%, 3/3/23			5,900,646	5,915,728

SS&C European Holdings Sarl bank term loan FRN Ser. B4, (BBA LIBOR USD 3 Month + 2.50%), 4.517%, 4/16/25			1,314,676	1,321,249

SS&C Technologies, Inc. bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.50%), 4.517%, 4/16/25			3,553,276	3,571,043

Syniverse Holdings, Inc. bank term loan FRN Ser. 1L, (BBA LIBOR USD 3 Month + 5.00%), 6.82%, 3/9/23			3,000,000	3,021,750

Syniverse Holdings, Inc. bank term loan FRN Ser. 2L, (BBA LIBOR USD 3 Month + 9.00%), 10.82%, 3/11/24			1,250,000	1,237,500

Western Digital Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.093%, 4/29/23			3,035,000	3,041,641

				32,050,871
Construction (4.0%)

Associated Asphalt Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.25%), 7.151%, 4/5/24			4,958,929	4,768,838

ATS Consolidated, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 9.706%, 2/28/26			1,000,000	1,011,250

ATS Consolidated, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.706%, 2/28/25			3,500,000	3,526,250

Beacon Roofing Supply, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.178%, 1/2/25			5,000,000	4,997,915

Builders FirstSource, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.302%, 2/29/24			4,759,722	4,770,769

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 10/25/23			4,284,750	4,008,919

Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.062%, 4/12/25			2,000,000	2,003,124

Quikrete Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.651%, 11/15/23			6,247,590	6,248,459

				31,335,524
Consumer staples (7.0%)

1011778 BC ULC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.151%, 2/17/24			3,942,121	3,938,013

BJ's Wholesale Club, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.423%, 2/3/24			3,927,063	3,931,481

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.611%, 6/21/24			6,655,216	6,690,156

CEC Entertainment, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.151%, 2/14/21			4,581,120	4,271,894

Ceridian HCM Holding, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.587%, 4/30/25			5,000,000	5,004,690

Diamond (BC) BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.994%, 9/6/24			5,586,000	5,540,614

JBS USA Lux SA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.678%, 10/30/22			3,960,000	3,945,150

KFC Holding Co. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.058%, 4/3/25			4,925,250	4,944,488

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.401%, 9/7/23			5,969,025	4,634,948

Sigma US Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.057%, 3/7/25			2,000,000	2,000,624

Weight Watchers International bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.987%, 11/29/24			3,950,000	3,984,563

WKI Holding Co., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.358%, 5/2/24			3,970,000	3,850,900

Zep, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 6.056%, 8/8/24			1,990,000	1,936,933

				54,674,454
Electronics (0.9%)

Microchip Technology, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.319%, 5/24/25			3,575,000	3,591,384

TTM Technologies, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.407%, 9/28/24			3,500,000	3,504,375

				7,095,759
Energy (5.2%)

Ascent Resources - Marcellus, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.50%), 8.839%, 3/30/23			308,333	308,333

BCP Renaissance Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.863%, 10/31/24			3,000,000	2,995,626

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 10.38%), 12.336%, 12/31/21			1,000,000	1,105,000

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.698%, 11/17/22			3,365,000	3,434,403

Chesapeake Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.444%, 8/23/21			4,383,000	4,598,039

Delek US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.702%, 3/30/25			2,000,000	2,002,500

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.306%, 6/30/24			3,970,000	3,863,306

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.651%, 4/16/21			1,515,866	1,525,340

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23 (United Kingdom)			2,305,000	2,305,000

KCA Deutag US Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 7.806%, 5/16/20			763,871	763,871

Keane Group Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 6.079%, 5/18/25			4,000,000	4,005,000

Lucid Energy Group II Borrower, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.787%, 2/18/25			2,000,000	1,982,500

Medallion Midland Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.151%, 10/30/24			4,987,500	4,903,336

MEG Energy Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/23			1,010,036	1,010,246

Murray Energy Corp. bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 7.25%), 9.552%, 4/17/20			2,461,998	2,288,119

Oryx Southern Delaware Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 2/28/25			2,700,000	2,674,688

Traverse Midstream Partners, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.85%, 9/27/24			915,000	915,429

				40,680,736
Entertainment (2.0%)

Cineworld Finance US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.30%, 2/22/25			6,185,000	6,156,654

Constellation Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.112%, 9/18/24			3,917,072	3,908,913

Delta 2 (Lux) Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.27%, 2/1/24			2,318,289	2,306,698

Live Nation Entertainment, Inc. bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 1.75%), 4.042%, 10/27/23			498,741	500,195

Nai Entertainment Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.866%, 4/23/25			2,000,000	1,996,250

VGD Merger Sub, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 7.50%), 9.401%, 8/18/24			720,000	726,300

				15,595,010
Financials (5.3%)

Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.358%, 5/10/25			4,116,125	4,110,086

Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.358%, 4/27/25			500,000	499,267

Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.91%, 3/24/25			2,282,173	2,292,632

Capital Automotive LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.41%, 3/24/24			1,824,561	1,825,018

ESH Hospitality, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.369%, 8/30/23			3,887,611	3,891,498

Freedom Mortgage Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 7.036%, 2/23/22			4,387,500	4,442,344

HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.362%, 4/25/25			3,000,000	2,995,584

iStar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.932%, 10/1/21			1,371,828	1,378,687

Lions Gate Capital Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.498%, 3/24/25			3,500,000	3,495,625

LPL Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.557%, 9/21/24			4,465,063	4,463,201

USI, Inc./NY bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.302%, 5/16/24			5,308,325	5,317,174

VGD Merger Sub, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.16%, 8/18/23			2,556,075	2,564,063

VICI Properties 1, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.961%, 12/22/24			4,137,955	4,135,368

				41,410,547
Forest products and packaging (1.6%)

Caraustar Industries, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.50%), 7.802%, 3/9/22			4,947,519	4,975,349

Industrial Container Services bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.41%, 4/28/24			4,444,883	4,461,551

Industrial Container Services bank term loan FRN Ser. DD, (BBA LIBOR USD 3 Month + 3.50%), 5.41%, 4/28/24(U)			532,782	534,780

Trident TPI Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.58%, 10/5/24			500,000	497,500

Trident TPI Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.151%, 10/5/24			1,946,250	1,936,519

				12,405,699
Gaming and lottery (4.1%)

Boyd Gaming Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.251%, 9/15/23			2,749,707	2,761,308

CBAC Borrower, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.901%, 7/7/24			1,990,000	1,999,120

Eldorado Resorts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.21%, 4/17/24			1,989,380	1,991,867

Gateway Casinos & Entertainment, Ltd. bank term loan FRN Ser. B , (BBA LIBOR USD 3 Month + 3.00%), 5.071%, 3/13/25			1,750,000	1,763,855

Golden Nugget, Inc./NV bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 5.103%, 10/4/23			4,658,971	4,682,797

Greektown Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 4/25/24			4,962,500	4,958,366

Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 4.539%, 8/14/24			6,791,729	6,814,005

Stars Group Holdings BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.312%, 4/6/25			2,895,619	2,895,908

Yonkers Racing Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.16%, 5/31/24			3,972,100	3,996,925

				31,864,151
Health care (7.0%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.184%, 9/26/24			498,750	499,893

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.267%, 4/28/22			5,279,151	5,269,617

Air Methods Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 4/21/24			3,898,287	3,873,923

CHS/Community Health Systems, Inc. bank term loan FRN Ser. G, (BBA LIBOR USD 3 Month + 3.00%), 4.984%, 12/31/19			1,601,924	1,592,275

CHS/Community Health Systems, Inc. bank term loan FRN Ser. H, (BBA LIBOR USD 3 Month + 3.25%), 5.234%, 1/27/21			4,695,388	4,569,998

Grifols Worldwide Operations USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.001%, 1/31/25			3,960,000	3,970,280

Jaguar Holding Co. II bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.786%, 8/18/22			6,173,098	6,165,381

Kinetic Concepts, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.285%, 2/3/24			4,734,225	4,755,529

Multiplan, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.052%, 6/7/23			4,981,671	4,989,677

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.65%, 6/30/21			4,673,788	4,673,059

Sterigenics-Nordion Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 5/15/22			4,875,750	4,889,461

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.329%, 5/17/25			5,085,000	5,093,741

West Street Merger Sub, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.398%, 9/27/24			3,980,000	3,973,035

				54,315,869
Leisure (0.5%)

Steinway Musical Instruments, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 5.589%, 2/15/25			4,000,000	4,020,000

				4,020,000
Lodging/Tourism (1.9%)

Caesars Resort Collection, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 2.75%), 4.651%, 12/22/24			4,987,500	4,988,393

Diamond Resorts International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.50%), 6.401%, 9/2/23			4,720,619	4,744,222

Hilton Worldwide Finance, LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 2.15%), 4.098%, 10/25/23			2,093,608	2,102,209

MGM Growth Properties Operating Partnership LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.00%), 4.222%, 3/25/25			2,940,000	2,936,784

				14,771,608
Media (0.1%)

Getty Images, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.802%, 10/18/19			1,008,597	975,817

				975,817
Metals (1.7%)

Big River Steel, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 7.302%, 8/23/23			995,000	1,007,438

Phoenix Services Merger Sub, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.522%, 1/29/25			1,000,000	1,007,500

TMS International Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.036%, 8/14/24			4,962,563	4,974,969

Zekelman Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.999%, 6/14/21			3,418,877	3,421,014

Zekelman Industries, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 4.319%, 6/14/21			3,000,000	3,001,875

				13,412,796
Publishing (0.5%)

Meredith Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 1/31/25			3,880,000	3,889,700

				3,889,700
Retail (3.3%)

Academy, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.941%, 7/2/22			4,305,478	3,398,637

Bass Pro Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.901%, 9/25/24			3,980,000	3,997,413

J. Crew Group, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.22%), 4.49%, 3/5/21			1,673,879	1,286,097

JC Penney Corp., Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.234%, 6/23/23			2,868,750	2,692,015

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/2/24			2,000,000	1,975,000

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23			4,830,631	4,794,401

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.173%, 10/25/20			1,847,574	1,633,370

PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.92%, 3/11/22			1,994,859	1,552,427

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.401%, 3/19/21			1,823,820	1,764,546

Talbots, Inc. (The) bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 6.401%, 3/19/20			2,422,443	2,390,144

				25,484,050
Software (2.6%)

Almonde, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 7.25%), 9.234%, 6/13/25			2,000,000	1,932,500

Almonde, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.484%, 6/16/24			1,990,000	1,957,042

BMC Software Finance, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.151%, 9/10/22			4,028,897	4,031,834

Infor US, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.651%, 2/1/22			5,038,931	5,038,029

Kronos, Inc./MA bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 10.608%, 11/1/24			1,498,000	1,554,175

Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.222%, 11/1/23			4,510,525	4,532,771

RP Crown Parent, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.087%, 10/12/23			1,500,000	1,503,282

				20,549,633
Technology services (2.2%)

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.75%), 8.651%, 3/30/25			1,608,000	1,622,741

CCC Information Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.91%, 3/30/24			3,623,564	3,628,093

First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.965%, 4/26/24			3,935,739	3,931,197

First Data Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.965%, 7/10/22			891,812	891,143

Iron Mountain, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 4.036%, 1/2/26			3,000,000	2,947,500

Tempo Acquisition, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.901%, 5/1/24			4,327,300	4,330,005

				17,350,679
Tire and rubber (0.3%)

American Tire Distributors, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.244%, 9/1/21			2,822,842	2,447,808

				2,447,808
Utilities and power (2.9%)

Calpine Construction Finance Co. LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 4.401%, 1/15/25			4,291,121	4,284,225

Dynegy, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 4.461%, 2/7/24			4,084,074	4,083,053

Energy Transfer Equity LP bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.961%, 2/2/24			2,000,000	1,988,000

NRG Energy, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.972%, 6/30/23			4,163,188	4,158,172

Vistra Operations Co., LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 4.401%, 8/4/23			4,342,819	4,353,676

Vistra Operations Co., LLC bank term loan FRN Ser. B2, (BBA LIBOR USD 3 Month + 2.25%), 4.028%, 12/14/23			2,468,750	2,473,159

Vistra Operations Co., LLC bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.00%), 4.343%, 12/1/25			773,000	770,516

Vistra Operations Co., LLC bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 4.401%, 8/4/23			771,542	773,471

				22,884,272

Total senior loans (cost $681,300,912)				$681,017,842

CORPORATE BONDS AND NOTES (8.7%)(a)
			Principal amount	Value

Basic materials (0.4%)

ArcelorMittal SA sr. unsec. unsub. notes 5.75%, 3/1/21 (France)			$2,000,000	$2,080,000

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			1,000,000	1,021,250

				3,101,250
Capital goods (0.7%)

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			686,000	721,158

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			1,000,000	1,110,000

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22			1,665,000	1,694,138

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN (BBA LIBOR USD 3 Month + 3.50%), 5.848%, 7/15/21			1,945,000	1,967,757

				5,493,053
Communication services (0.5%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			1,840,000	1,941,200

DISH DBS Corp. company guaranty sr. unsec. notes 5.875%, 7/15/22			2,000,000	1,876,000

				3,817,200
Consumer cyclicals (1.0%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			1,000,000	1,000,000

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			2,545,000	2,621,350

Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.75%, 8/15/20			2,000,000	1,975,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			1,926,000	1,916,370

				7,512,720
Consumer staples (0.3%)

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.173%, 8/10/22			2,000,000	2,009,616

				2,009,616
Energy (0.8%)

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			1,000,000	1,010,500

Chesapeake Energy Corp. company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 3.25%), 5.598%, 4/15/19			975,000	972,563

DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. notes 9.75%, 3/15/19			1,500,000	1,577,955

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			147,000	153,983

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			1,000,000	1,027,500

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			1,600,000	1,628,000

				6,370,501
Financials (3.2%)

Bank of America Corp. sr. unsec. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.77%), 3.133%, 2/5/26			2,000,000	1,959,198

Barclays PLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 2.11%), 4.463%, 8/10/21 (United Kingdom)			2,000,000	2,078,946

CIT Group, Inc. sr. unsec. unsub. notes 4.125%, 3/9/21			1,000,000	998,750

Citigroup, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.43%), 3.73%, 9/1/23			3,000,000	3,061,476

CNO Financial Group, Inc. sr. unsec. unsub. notes 4.50%, 5/30/20			1,000,000	1,005,000

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRB Ser. GMTN, (BBA LIBOR USD 3 Month + 1.75%), 4.109%, 10/28/27			3,000,000	3,096,410

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			1,200,000	1,222,500

iStar, Inc. sr. unsec. unsub. notes 4.625%, 9/15/20(R)			2,000,000	1,972,500

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			3,000,000	3,066,000

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.06%), 3.149%, 9/13/21 (Japan)			3,000,000	3,049,066

Morgan Stanley sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 1.40%), 3.759%, 10/24/23			2,080,000	2,128,298

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. sub. notes 6.50%, 8/1/18			1,790,000	1,792,238

				25,430,382
Health care (1.3%)

CVS Health Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.72%), 2.777%, 3/9/21			3,000,000	3,019,597

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			3,000,000	3,135,000

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 1.70%, 7/19/19 (Netherlands)			1,600,000	1,563,407

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			2,000,000	2,078,400

				9,796,404
Technology (0.1%)

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19			2,000,000	—

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			770,000	773,850

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			351,000	356,704

				1,130,554
Utilities and power (0.4%)

AES Corp./Virginia (The) sr. unsec. notes 4.00%, 3/15/21			1,000,000	1,000,400

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.28%), 3.628%, 1/15/23			2,000,000	2,036,334

				3,036,734

Total corporate bonds and notes (cost $67,709,872)				$67,698,414

COMMON STOCKS (0.3%)(a)
			Shares	Value

Ascent Resources - Marcellus, LLC			221,509	$686,678

Avaya Holdings Corp.(NON)			55,095	1,215,947

Caesars Entertainment Corp.(NON)			26,362	320,298

CHC Group, LLC (acquired 3/23/17, cost $125,976) (Cayman Islands)(NON)(RES)			8,688	60,816

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)			113,884	59,220

Tribune Media Co. Class 1C			591,290	94,606

Total common stocks (cost $2,150,511)				$2,437,565

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $341,839) (Cayman Islands)(RES)			$446,795	$446,795

Total convertible bonds and notes (cost $350,919)				$446,795

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Ascent Resources - Marcellus, LLC	3/30/23	$0.01	57,350	$1,721

Total warrants (cost $1,721)				$1,721

SHORT-TERM INVESTMENTS (6.8%)(a)
			Shares	Value

Putnam Short Term Investment Fund 1.94%(AFF)			53,208,738	$53,208,738

Total short-term investments (cost $53,208,738)				$53,208,738

TOTAL INVESTMENTS

Total investments (cost $804,722,673)				$804,811,075

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2018 through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $780,625,607.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $507,611, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 2/28/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/18

	Short-term investments
	Putnam Short Term Investment Fund*	33,195,697	105,355,664	85,342,623	229,761	53,208,738

	Total Short-term investments	$33,195,697	$105,355,664	$85,342,623	$229,761	$53,208,738
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(R)	Real Estate Investment Trust.
(U)	This security, in part or in entirety, represents an unfunded loan commitment. As of the close of the reporting period, the fund had unfunded loan commitments of $257,894, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

	Borrower	Unfunded commitments

	Industrial Container Services	$257,894

	Totals	$257,894
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less); such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$320,298	$94,606	$—
Energy	—	686,678	—
Technology	1,215,947	—	—
Transportation	—	60,816	—
Utilities and power	—	59,220	—
Total common stocks	1,536,245	901,320	—
Convertible bonds and notes	—	446,795	—
Corporate bonds and notes	—	67,698,414	—
Senior loans	—	681,017,842	—
Warrants	—	—	1,721
Short-term investments	53,208,738	—	—

Totals by level	$54,744,983	$750,064,371	$1,721

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$1,721	$—

Total	$1,721	$—

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)		43,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 27, 2018